Loans and advances to customers - External rating (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Financial assets	$ 1,361,558	$ 1,285,120
Maximum exposure to credit risk	1,409,862	1,342,992
External credit grades
Credit risk
Maximum exposure to credit risk	369,263	352,956
A-1
Credit risk
Maximum exposure to credit risk	183,546	162,800
A-2
Credit risk
Maximum exposure to credit risk	39,995	41,115
B-1
Credit risk
Maximum exposure to credit risk	38,029	31,842
B-2
Credit risk
Maximum exposure to credit risk	29,075	22,333
B-3
Credit risk
Maximum exposure to credit risk	19,458	18,771
C-1
Credit risk
Maximum exposure to credit risk	20,404	33,967
C-2
Credit risk
Maximum exposure to credit risk	14,983	16,766
D
Credit risk
Maximum exposure to credit risk	11,446	11,914
E
Credit risk
Maximum exposure to credit risk	7,347	8,855
Not rated
Credit risk
Maximum exposure to credit risk	4,980	4,593
Loans and advances to customers | External credit grades | Gross carrying amount
Credit risk
Financial assets	334,809	314,232
Loans and advances to customers | A-1 | Gross carrying amount
Credit risk
Financial assets	176,922	155,250
Loans and advances to customers | A-2 | Gross carrying amount
Credit risk
Financial assets	34,755	35,615
Loans and advances to customers | B-1 | Gross carrying amount
Credit risk
Financial assets	32,286	25,899
Loans and advances to customers | B-2 | Gross carrying amount
Credit risk
Financial assets	25,615	18,431
Loans and advances to customers | B-3 | Gross carrying amount
Credit risk
Financial assets	16,857	15,622
Loans and advances to customers | C-1 | Gross carrying amount
Credit risk
Financial assets	16,801	29,594
Loans and advances to customers | C-2 | Gross carrying amount
Credit risk
Financial assets	11,307	12,498
Loans and advances to customers | D | Gross carrying amount
Credit risk
Financial assets	9,846	10,218
Loans and advances to customers | E | Gross carrying amount
Credit risk
Financial assets	5,440	6,512
Loans and advances to customers | Not rated | Gross carrying amount
Credit risk
Financial assets	4,980	4,593
Commercial loans (SMEs) | External credit grades | Gross carrying amount
Credit risk
Financial assets	77,273	72,279
Commercial loans (SMEs) | A-1 | Gross carrying amount
Credit risk
Financial assets	57,411	47,231
Commercial loans (SMEs) | A-2 | Gross carrying amount
Credit risk
Financial assets	7,716	11,515
Commercial loans (SMEs) | B-1 | Gross carrying amount
Credit risk
Financial assets	1,843	1,899
Commercial loans (SMEs) | B-2 | Gross carrying amount
Credit risk
Financial assets	2,276	1,946
Commercial loans (SMEs) | B-3 | Gross carrying amount
Credit risk
Financial assets	4,176	4,656
Commercial loans (SMEs) | C-1 | Gross carrying amount
Credit risk
Financial assets	1,308	1,683
Commercial loans (SMEs) | C-2 | Gross carrying amount
Credit risk
Financial assets	538	874
Commercial loans (SMEs) | D | Gross carrying amount
Credit risk
Financial assets	1,673	1,968
Commercial loans (SMEs) | E | Gross carrying amount
Credit risk
Financial assets	332	507
Mortgage loans | External credit grades | Gross carrying amount
Credit risk
Financial assets	145,749	134,197
Mortgage loans | A-1 | Gross carrying amount
Credit risk
Financial assets	107,435	98,015
Mortgage loans | A-2 | Gross carrying amount
Credit risk
Financial assets	4,623	2,999
Mortgage loans | B-1 | Gross carrying amount
Credit risk
Financial assets	3,576	1,174
Mortgage loans | B-2 | Gross carrying amount
Credit risk
Financial assets	9,504	1,634
Mortgage loans | B-3 | Gross carrying amount
Credit risk
Financial assets	2,712	846
Mortgage loans | C-1 | Gross carrying amount
Credit risk
Financial assets	5,731	17,535
Mortgage loans | C-2 | Gross carrying amount
Credit risk
Financial assets	3,655	3,919
Mortgage loans | D | Gross carrying amount
Credit risk
Financial assets	3,525	3,153
Mortgage loans | E | Gross carrying amount
Credit risk
Financial assets	889	1,218
Mortgage loans | Not rated | Gross carrying amount
Credit risk
Financial assets	4,099	3,704
Installment loans to individuals - Revolving consumer credit cards loans | External credit grades | Gross carrying amount
Credit risk
Financial assets	56,227	54,373
Installment loans to individuals - Revolving consumer credit cards loans | A-1 | Gross carrying amount
Credit risk
Financial assets	2,896	2,995
Installment loans to individuals - Revolving consumer credit cards loans | A-2 | Gross carrying amount
Credit risk
Financial assets	15,463	13,789
Installment loans to individuals - Revolving consumer credit cards loans | B-1 | Gross carrying amount
Credit risk
Financial assets	15,052	12,848
Installment loans to individuals - Revolving consumer credit cards loans | B-2 | Gross carrying amount
Credit risk
Financial assets	5,743	6,181
Installment loans to individuals - Revolving consumer credit cards loans | B-3 | Gross carrying amount
Credit risk
Financial assets	2,858	3,543
Installment loans to individuals - Revolving consumer credit cards loans | C-1 | Gross carrying amount
Credit risk
Financial assets	4,694	4,961
Installment loans to individuals - Revolving consumer credit cards loans | C-2 | Gross carrying amount
Credit risk
Financial assets	4,580	4,829
Installment loans to individuals - Revolving consumer credit cards loans | D | Gross carrying amount
Credit risk
Financial assets	3,584	3,830
Installment loans to individuals - Revolving consumer credit cards loans | E | Gross carrying amount
Credit risk
Financial assets	1,357	1,397
Installment loans to individuals - Non-revolving consumer loans | External credit grades | Gross carrying amount
Credit risk
Financial assets	55,560	53,383
Installment loans to individuals - Non-revolving consumer loans | A-1 | Gross carrying amount
Credit risk
Financial assets	9,180	7,009
Installment loans to individuals - Non-revolving consumer loans | A-2 | Gross carrying amount
Credit risk
Financial assets	6,953	7,312
Installment loans to individuals - Non-revolving consumer loans | B-1 | Gross carrying amount
Credit risk
Financial assets	11,815	9,978
Installment loans to individuals - Non-revolving consumer loans | B-2 | Gross carrying amount
Credit risk
Financial assets	8,092	8,670
Installment loans to individuals - Non-revolving consumer loans | B-3 | Gross carrying amount
Credit risk
Financial assets	7,111	6,577
Installment loans to individuals - Non-revolving consumer loans | C-1 | Gross carrying amount
Credit risk
Financial assets	5,068	5,415
Installment loans to individuals - Non-revolving consumer loans | C-2 | Gross carrying amount
Credit risk
Financial assets	2,534	2,876
Installment loans to individuals - Non-revolving consumer loans | D | Gross carrying amount
Credit risk
Financial assets	1,064	1,267
Installment loans to individuals - Non-revolving consumer loans | E | Gross carrying amount
Credit risk
Financial assets	2,862	3,390
Installment loans to individuals - Non-revolving consumer loans | Not rated | Gross carrying amount
Credit risk
Financial assets	881	889
Financial instruments not recognized on consolidated balance sheet | External credit grades
Credit risk
Guarantees and loan commitments	34,454	38,724
Financial instruments not recognized on consolidated balance sheet | A-1
Credit risk
Guarantees and loan commitments	6,624	7,550
Financial instruments not recognized on consolidated balance sheet | A-2
Credit risk
Guarantees and loan commitments	5,240	5,500
Financial instruments not recognized on consolidated balance sheet | B-1
Credit risk
Guarantees and loan commitments	5,743	5,943
Financial instruments not recognized on consolidated balance sheet | B-2
Credit risk
Guarantees and loan commitments	3,460	3,902
Financial instruments not recognized on consolidated balance sheet | B-3
Credit risk
Guarantees and loan commitments	2,601	3,149
Financial instruments not recognized on consolidated balance sheet | C-1
Credit risk
Guarantees and loan commitments	3,603	4,373
Financial instruments not recognized on consolidated balance sheet | C-2
Credit risk
Guarantees and loan commitments	3,676	4,268
Financial instruments not recognized on consolidated balance sheet | D
Credit risk
Guarantees and loan commitments	1,600	1,696
Financial instruments not recognized on consolidated balance sheet | E
Credit risk
Guarantees and loan commitments	1,907	2,343
Available lines of credit cards and non-revolving consumer loans
Credit risk
Maximum exposure to credit risk		38,291
Available lines of credit cards and non-revolving consumer loans | External credit grades
Credit risk
Guarantees and loan commitments	34,195	38,292
Available lines of credit cards and non-revolving consumer loans | A-1
Credit risk
Guarantees and loan commitments	6,365	7,118
Available lines of credit cards and non-revolving consumer loans | A-2
Credit risk
Guarantees and loan commitments	5,240	5,500
Available lines of credit cards and non-revolving consumer loans | B-1
Credit risk
Guarantees and loan commitments	5,743	5,943
Available lines of credit cards and non-revolving consumer loans | B-2
Credit risk
Guarantees and loan commitments	3,460	3,902
Available lines of credit cards and non-revolving consumer loans | B-3
Credit risk
Guarantees and loan commitments	2,601	3,149
Available lines of credit cards and non-revolving consumer loans | C-1
Credit risk
Guarantees and loan commitments	3,603	4,373
Available lines of credit cards and non-revolving consumer loans | C-2
Credit risk
Guarantees and loan commitments	3,676	4,268
Available lines of credit cards and non-revolving consumer loans | D
Credit risk
Guarantees and loan commitments	1,600	1,696
Available lines of credit cards and non-revolving consumer loans | E
Credit risk
Guarantees and loan commitments	1,907	2,343
Guarantees | External credit grades
Credit risk
Guarantees and loan commitments	85	282
Guarantees | A-1
Credit risk
Guarantees and loan commitments	85	282
Loan commitments | External credit grades
Credit risk
Guarantees and loan commitments	174	150
Loan commitments | A-1
Credit risk
Guarantees and loan commitments	$ 174	$ 150